Basic And Diluted Net Income Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Basic And Diluted Net Income Per Share [Abstract]
Net loss	$ 104	$ 25
Weighted - average common shares outstanding	13,693	12,995
Effect of dilutive stock options and warrants	321	763
Diluted weighted - average common shares outstanding	14,014	13,758
Basic	$ 0.01	$ 0.00
Diluted	$ 0.01	$ 0.00
Options and warrants that could potentially dilute net income per share in the future that are not included in the computation of diluted net income per share, as their impact is anti-dilutive	226